Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets

12. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Deposits	16,395	7,094	1,113
Loans receivables	17,586	13,551	2,126
Long-term prepayments to a supplier (a)	55,348	71,353	11,197
Others	1,851	113	18
Total	91,180	92,111	14,454

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

12. Other non-current assets - continued

The Group recognized a net provision for other loans receivable carried in non-current assets of RMB8,377 and RMB1,092 for the year ended December 31, 2020 and 2021. The following table summarized the details of the Group’s provision:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	—	1,181	9,852	1,546
Cumulative effect of adoption of new accounting standard relating to credit losses	—	294	—	—
Addition	1,181	8,805	1,633	256
Reversal	—	(428)	(541)	(85)
Balance at the end of year	1,181	9,852	10,944	1,717